Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee determines annual equity grants, including grants of stock options, at its meeting each February when it sets compensation for the year. This meeting may occur prior to the Company’s release of earnings and filing of its Annual Report on Form 10-K. In such cases, the effective date of the annual option grants – which determines the option exercise price – will be after the second full trading day following the Company’s release of earnings. This is generally the same date that the Company’s trading window opens. The Committee thus ensures that the market has had time to adjust to earnings news before the price of the options is set. Accordingly, the material, non-public information (earnings results) should not affect the value of this aspect of executive compensation. The Committee does not as a matter of practice take material non-public information into account when determining the timing and terms of option awards, and the Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Committee determines annual equity grants, including grants of stock options, at its meeting each February when it sets compensation for the year. This meeting may occur prior to the Company’s release of earnings and filing of its Annual Report on Form 10-K. In such cases, the effective date of the annual option grants – which determines the option exercise price – will be after the second full trading day following the Company’s release of earnings. This is generally the same date that the Company’s trading window opens.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee thus ensures that the market has had time to adjust to earnings news before the price of the options is set. Accordingly, the material, non-public information (earnings results) should not affect the value of this aspect of executive compensation. The Committee does not as a matter of practice take material non-public information into account when determining the timing and terms of option awards, and the Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false